Derivative Financial Instruments - Schedule of effects of offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Presented without Effects of Netting
Non-current assets	$ 180,813	$ 90,635
Current assets	133,840	77,801
Total assets	314,653	168,436
Non-current liabilities	(721,214)	(671,300)
Current liabilities	(226,586)	(207,483)
Total liabilities	(947,800)	(878,783)
Total net assets (liabilities)	(633,147)	(710,347)
Effects of Netting
Non-current assets	(126,420)	(62,196)
Current assets	(58,218)	(44,042)
Total assets	(184,638)	(106,238)
Non-current liabilities	126,421	62,431
Current liabilities	58,217	43,807
Total liabilities	184,638	106,238
Total net assets (liabilities)	0	0
As Presented with Effects of Netting
Non-current assets	54,393	28,439
Current assets	75,622	33,759
Total assets	130,015	62,198
Non-current liabilities	(594,793)	(608,869)
Current liabilities	(168,369)	(163,676)
Total liabilities	(763,162)	(772,545)
Total net assets (liabilities)	$ (633,147)	$ (710,347)